EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2016	2015	2014
Basic:
Net income available to stockholders	146,406	200,832	122,815
Diluted:
Net income available to stockholders	146,406	200,832	122,815
Interest and other expenses attributable to convertible bonds	15,310	22,449	22,431
Net income assuming dilution	161,716	223,281	145,246

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2016	2015	2014
Basic earnings per share:
Weighted average number of common shares outstanding	93,497	93,450	93,331
Diluted earnings per share:
Weighted average number of common shares outstanding	93,497	93,450	93,331
Effect of dilutive share options	—	23	84
Effect of dilutive convertible debt	14,543	25,535	23,332
Weighted average number of common shares outstanding assuming dilution	108,040	119,008	116,747